Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
New Covenant Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		25.18%	14.71%	10.25%
New Covenant Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		23.23%	13.43%	8.51%
New Covenant Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		16.25%	11.69%	7.84%
New Covenant Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		5.14%	0.88%	1.38%
New Covenant Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		3.93%	(0.11%)	0.47%
New Covenant Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.02%	0.27%	0.67%
New Covenant Balanced Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		16.77%	9.31%	6.83%
New Covenant Balanced Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		15.90%	7.94%	5.36%
New Covenant Balanced Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.15%	7.05%	5.02%
New Covenant Balanced Income Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return Before Taxes
Average Annual Return, Percent		11.71%	5.79%	4.53%
New Covenant Balanced Income Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions
Average Annual Return, Percent		10.84%	4.55%	3.24%
New Covenant Balanced Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Fund Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.97%	4.18%	3.17%
Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 3000 Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		25.96%	15.16%	11.48%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg Intermediate U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		5.18%	1.14%	1.62%
Blended 60% Russell 3000 Index/40% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 60% Russell 3000 Index/40% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.38%	9.75%	7.72%
Blended 35% Russell 3000 Index/65% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Blended 35% Russell 3000 Index/65% Bloomberg U.S. Intermediate Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		12.20%	6.22%	5.24%